INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
Disclosure of joint ventures [text block]
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Financial position:
Total assets	$31,412	$40,375
Total liabilities	(15,950)	(20,575)
Net assets	$15,462	$19,800

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2018	2017	2018	2017
Financial performance:
Total revenue	$1,406	$1,629	$2,973	$3,074
Total income for the period	32	122	96	181
Brookfield Infrastructure’s share of net income before reclassification	1	36	31	59
Reclassification of previously recognized foreign currency movements(1)	—	—	(35)	—
Brookfield Infrastructure’s share of net income (loss)	$1	$36	$(4)	$59

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings. In conjunction with the sale, $35 million of accumulated other comprehensive losses were reclassified to the Consolidated Statement of Operating Results and recorded within share of losses from associates and joint ventures.

The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2018	For the 12 month period ended December 31, 2017
Balance at beginning of period	$5,572	$4,727
Share of (losses) earnings for the period(1)	(4)	118
Foreign currency translation and other	(325)	167
Share of other reserves for the period—OCI	63	183
Distributions	(20)	(66)
Disposition of interest(1),(2)	(951)	(177)
Acquisitions(3),(4)	72	620
Ending Balance	$4,407	$5,572

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, a Chilean electricity transmission operation, for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results. Please refer to Note 4 Disposition of Chilean Electricity Transmission Operation for additional details.

2.
In August 2017, Brookfield Infrastructure and its institutional partners reorganized the holding entities of its investment in the Brazilian toll road operation. This transaction resulted in no gain or loss being recorded within the Consolidated Statements of Operating Results. The reorganization resulted in Brookfield Infrastructure no longer consolidating a portion of the investment attributable to an institutional partner representing approximately an 8% stake. The reorganization concurrently reduced the investments in associates and joint venture and non-controlling interest partnership capital balances by $177 million during the third quarter of 2017.

3.	In May 2017, Brookfield Infrastructure and its partner in its North American natural gas transmission operation each injected $200 million into the business to pay down operating level debt.

4.
Throughout 2017, Brookfield Infrastructure, alongside an institutional partner, injected $349 million into the Brazilian toll road operation for growth capital expenditure requirements increasing our partnership’s ownership to 45%. No injection was made during the six-month period ended June 30, 2018.

Disclosure of associates [text block]
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Financial position:
Total assets	$31,412	$40,375
Total liabilities	(15,950)	(20,575)
Net assets	$15,462	$19,800

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2018	2017	2018	2017
Financial performance:
Total revenue	$1,406	$1,629	$2,973	$3,074
Total income for the period	32	122	96	181
Brookfield Infrastructure’s share of net income before reclassification	1	36	31	59
Reclassification of previously recognized foreign currency movements(1)	—	—	(35)	—
Brookfield Infrastructure’s share of net income (loss)	$1	$36	$(4)	$59

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings. In conjunction with the sale, $35 million of accumulated other comprehensive losses were reclassified to the Consolidated Statement of Operating Results and recorded within share of losses from associates and joint ventures.

The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2018	For the 12 month period ended December 31, 2017
Balance at beginning of period	$5,572	$4,727
Share of (losses) earnings for the period(1)	(4)	118
Foreign currency translation and other	(325)	167
Share of other reserves for the period—OCI	63	183
Distributions	(20)	(66)
Disposition of interest(1),(2)	(951)	(177)
Acquisitions(3),(4)	72	620
Ending Balance	$4,407	$5,572

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, a Chilean electricity transmission operation, for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results. Please refer to Note 4 Disposition of Chilean Electricity Transmission Operation for additional details.

2.
In August 2017, Brookfield Infrastructure and its institutional partners reorganized the holding entities of its investment in the Brazilian toll road operation. This transaction resulted in no gain or loss being recorded within the Consolidated Statements of Operating Results. The reorganization resulted in Brookfield Infrastructure no longer consolidating a portion of the investment attributable to an institutional partner representing approximately an 8% stake. The reorganization concurrently reduced the investments in associates and joint venture and non-controlling interest partnership capital balances by $177 million during the third quarter of 2017.

3.	In May 2017, Brookfield Infrastructure and its partner in its North American natural gas transmission operation each injected $200 million into the business to pay down operating level debt.

4.
Throughout 2017, Brookfield Infrastructure, alongside an institutional partner, injected $349 million into the Brazilian toll road operation for growth capital expenditure requirements increasing our partnership’s ownership to 45%. No injection was made during the six-month period ended June 30, 2018.

Disclosure of geographical areas [text block]
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Brazilian toll road operation	$1,467	$1,715
North American natural gas transmission operation	1,034	1,013
European telecommunications infrastructure operation	638	614
Brazilian rail operation	375	436
Australian ports operation	176	191
Chilean electricity transmission operation	—	930
Other associates(1)	717	673
Ending Balance	$4,407	$5,572

1.
Other includes our partnership’s Texas electricity transmission project, Brazilian electricity transmission operation, European port operation, North American west coast container terminal, U.S. gas storage operation and other investments in associates and joint ventures held by consolidated subsidiaries.